Debt - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Extinguishment Of Debt [Line Items]
Total long-term debt, gross	$ 273,943	$ 272,938	$ 465,712
Shoko Chukin Bank Loan	3,068	0
Less: unamortized debt issuance costs	(4,760)	(5,290)	(5,580)
Total long-term debt, net of issuance costs	269,183	267,648	460,132
Less: current portion	(3,308)	(2,750)	0
Total long-term debt, net	265,875	264,898	460,132
June 2017 First Lien Loan
Extinguishment Of Debt [Line Items]
Total long-term debt, gross		0	465,712
May 2022 First Lien Loan
Extinguishment Of Debt [Line Items]
Total long-term debt, gross	$ 270,875	272,938
February 2022 First Lien Loan
Extinguishment Of Debt [Line Items]
Total long-term debt, gross		$ 272,938	$ 0